Financial Risks - Aging and Severity Unrealised Losses Debt Securities (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of available for sale securities [line items]
Carrying value	€ (272)	€ (125)
0 - 6 months [member]
Disclosure of available for sale securities [line items]
Carrying value	(58)	(15)
0 - 6 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(53)	(13)
0 - 6 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(5)	(2)
6 - 12 months [member]
Disclosure of available for sale securities [line items]
Carrying value	(96)	(5)
6 - 12 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(76)	(5)
6 - 12 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(18)
6 - 12 months [member] | CV below 40% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(1)
12-24 months [member]
Disclosure of available for sale securities [line items]
Carrying value	(28)	(13)
12-24 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(21)	(10)
12-24 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(5)	(4)
12-24 months [member] | CV below 40% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(2)
> 24 months [member]
Disclosure of available for sale securities [line items]
Carrying value	(90)	(92)
> 24 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(34)	(63)
> 24 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(43)	(16)
> 24 months [member] | CV below 40% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(13)	(12)
Carrying value [member]
Disclosure of available for sale securities [line items]
Carrying value	2,069	1,171
Carrying value [member] | 0 - 6 months [member]
Disclosure of available for sale securities [line items]
Carrying value	977	485
Carrying value [member] | 0 - 6 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	970	482
Carrying value [member] | 0 - 6 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	7	3
Carrying value [member] | 6 - 12 months [member]
Disclosure of available for sale securities [line items]
Carrying value	609	62
Carrying value [member] | 6 - 12 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	577	62
Carrying value [member] | 6 - 12 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	31
Carrying value [member] | 12-24 months [member]
Disclosure of available for sale securities [line items]
Carrying value	151	75
Carrying value [member] | 12-24 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	143	67
Carrying value [member] | 12-24 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	8	8
Carrying value [member] | 12-24 months [member] | CV below 40% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	1
Carrying value [member] | > 24 months [member]
Disclosure of available for sale securities [line items]
Carrying value	331	549
Carrying value [member] | > 24 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	265	511
Carrying value [member] | > 24 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	58	30
Carrying value [member] | > 24 months [member] | CV below 40% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	€ 8	€ 8